Taxes	12 Months Ended
Dec. 31, 2024
Taxes

15. Taxes

The Company is subject to corporate income taxes and other provincial and federal mining and sales taxes. There is a $179,000 receivables amount reported on the Statement of Financial Position of the Company comprised of taxes receivable from the Canadian tax authorities (federal GST credits). Although the Company has been successful in the past with applications for these credits, there is a risk that the tax claims may be denied or reduced by the tax authorities. As of December 31, 2024, the Company has a deferred tax liability of $1.265 million, resulted mainly from timing difference between the accounting and tax values of the mineral properties expenditures.

Income taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023	2022

Loss for the year	$(1,125)	$(3,097)	$(1,306)

Expected income tax (recovery)	$(304)	$(836)	$(353)
Change in statutory, foreign tax, foreign exchange rates and other	131	(178)	102
Permanent difference	105	146	(155)
Share issue cost	(7)	(3)	-
Adjustment to prior years provision versus statutory tax returns	(140)	476	864
Change in unrecognized deductible temporary differences	215	395	941
Total income tax expense (recovery)	$-	$-	$1,399

Current income tax	$-	$-	$-
Deferred tax expense	$-	$-	$1,399

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2024	2023	2022
Deferred Tax Assets (liabilities)
Mineral property interests	$(2,651)	$(1,881)	$(1,919)
Equipment	106	115	-
Non-capital losses	1,280	389	520
Net deferred tax liability	$(1,265)	$(1,377)	$(1,399)

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2024	Expiry Date Range	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences
Mineral property interests	$3,217	No expiry date	$3,667	No expiry date	$-	No expiry date
Equipment	854	No expiry date	888	No expiry date	1,644	No expiry date
Lease liability	150	No expiry date	215	No expiry date	-	No expiry date
Share issue costs	175	2045 to 2048	297	2044 to 2047	689	2044 to 2047
Marketable securities	1,022	No expiry date	916	No expiry date	211	No expiry date
Allowable capital losses and other	105	No expiry date	87	No expiry date	357	No expiry date
Non-capital losses available for future period	13,708	See below	13,067	See below	12,048	See below
Canada	12,278	2030 to 2044	12,653	2030 to 2043	10,772	2030 to 2043
USA	1,430	No expiry date	414	No expiry date	1,276	No expiry date